Employee Benefits (Summary of Remeasurement of Defined Benefit Plans) (Parenthetical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Employee Benefits [Abstract]
Remeasurement gains (losses) recognized in other comprehensive income in respect of other employee defined benefit plans	$ 15	$ 29